UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06017

Julius Baer Global Equity Fund Inc.

(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip code)

Michael K. Quain Julius Baer Investment Management LLC 330 Madison Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 297-3600

Date of fiscal year end: 10/31/04

Date of reporting period: 7/1/03 – 6/30/04

Item 1. Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2003 through June 30, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Julius Baer Global Equity Fund Inc.

By (Signature and Title)*
/s/ Michael Quain
Michael Quain, President

	Date	August 20, 2004

*Print the name and title of each signing officer under his or her signature.